Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 12 - Shareholders’ Equity

A.           General

The Company shares are traded on the NASDAQ National Market under the symbol of CAMT, and also listed and traded on the Tel-Aviv stock exchange.

B.            Stock Option Plan

As of December 31, 2019, the Company has one effective Share Incentive Plan (and Sub-Plan for Grantees Subject to Israeli Taxation) for the issuance of options, restricted share units and/ or restricted shares to employees, officers, directors, consultants and other services providers of the Company or any affiliated companies thereof (the “2018 Plan”). The 2018 Plan was adopted by the Company in April 2018 and thereby replaced the Company’s previous equity plans (the “2014 Share Option Plan” and the “2007 Restricted Share Unit Plan”). The total number of equity awards that may be granted under the 2018 Plan during each calendar year is equal to three and a half percent (3.5%) of the Company’s total issued and outstanding Share capital as of December 31, of the preceding calendar year.

The fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model that used the weighted average assumptions in the following table and recognized over the vesting period of four years. The risk‑free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

2017 Grant
Valuation assumptions:
Dividend yield *	0
Expected volatility	66%
Risk-free interest rate	1.87%
Expected life (years) **	4.8

*The option grant was made prior to the dividend distribution. As such, the valuation assumptions reflect the Company’s previous record of not paying dividends.

**Expected life for the periods presented was determined according to the simplified method since, at the date of grant, the Company did not have enough history to make an estimate.

The total intrinsic value of outstanding options as of December 31, 2019, 2018, and 2017 is $2,343, $1,886 and $3,450, respectively.

The total intrinsic value of vested options as of December 31, 2019, 2018, and 2017 is $1,746, $855 and $1,140 respectively.

The total stock option compensation expense related to continued operations amounted to $269, $402, and $634 in 2019, 2018 and 2017, respectively.

As of December 31, 2019, there was $79 of total unrecognized compensation cost related to non-vested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 1.72 years.

 Share option activity during the past three years is as follows:

	Year Ended December 31,
	2019		2018		2017
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$
Outstanding at January 1	519,785	3.16	1,173,433	2.80	1,653,434	2.82
Granted	-	-	-	-	154,600	2.75
Forfeited and cancelled	(10,750)	2.41	(43,159)	2.53	(152,698)	2.77
Exercised	(199,243)	2.69	(610,489)	2.79	(481,903)	2.87

Outstanding at year end	309,792	3.29	519,785	3.16	1,173,433	2.80

Vested at year end	225,110	3.08	217,976	2.85	490,086	3.36

			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2019	309,792	3.29	3.16	2,343

Vested and expected to vest at
December 31, 2019	308,041	3.29	3.16	2,330

Exercisable at December 31, 2019	225,110	3.08	2.70	1,746

The following table summarizes information about share options at December 31, 2019:

			Weighted
	Number of		average remaining
	outstanding	Number	Contractual term (years)
Exercise price US$	options	exercisable	of outstanding options
0-2	97,355	77,272	3.22
2-5	212,437	147,838	3.13
	309,792	225,110	3.16

The following table summarizes information about non-vested options at December 31, 2019:

		Weighted
		average
		grant- date
	Options	fair value
Balance at January 1, 2019	301,809	2.04
Granted	-	-
Vested	(206,377)	1.89
Forfeited	(10,750)	1.53

Balance at December 31, 2019	84,682	2.40

C.	Restricted Share Unit Plan

In April 2018, the Company adopted a Restricted Share Unit (“RSU”) Plan (the “Plan”) to replace the 2007 Restricted Share Unit Plan, pursuant to which the Company’s Board of Directors may grant shares to officers and key employees. The total number of shares, which may be granted to directors, officers, employees and consultants under this Plan, is limited to 3.5% out of the outstanding shares (1,352,749 as of December 31, 2019). Forfeited units are returned to the pool.

The exercise price for each grantee shall be as determined by the Board and specified in the applicable RSU notice of grant; provided, however, that unless otherwise determined by the Board (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law), the exercise price shall be no more than the underlying share’s nominal value. For the removal of any doubt, the Board is authorized (without the need for shareholder approval unless so required in order to comply with Mandatory Law) to determine that the exercise price of an RSU is to be $0.00.

Unless otherwise determined by the Board with respect to any specific grantee or to any specific grant, (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law) and provided accordingly in the applicable RSU notice of grant, the RSUs shall vest (become automatically exercised) according to the vesting schedules as determined by the Board.

The following table summarizes information about RSUs at December 31, 2019:

RSUs
Balance at January 1, 2019	1,134,854
Granted	424,600
Vested	(307,707)
Forfeited	(18,345)

Balance at December 31, 2019	1,233,402

The total compensation cost recognized in the year ending December 31, 2019, amounted to $2,623. The unrecognized compensations in the amount of $8,395 will be recognized in the years 2020 to 2023.

D.	Dividend

On September 4, 2019, the Company paid a dividend of $0.17 per share, totaling $6.6 million.

On May 30, 2018, the Company paid a dividend of $0.14 per share, totaling $5.1 million.